REVENUE RECOGNITION (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Revenue Recognition [Abstract]
Rebates	$ 3,037	$ 3,382
Chargebacks	1,030	1,091
RevenueRecognitionSalesReturnsReserveForSalesReturns	634	598
Other	204	211
Sales Reserves And Allowances	6,196	6,601
Medicaid	$ 1,291	$ 1,319